Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity Abstract
Retained Earnings	The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
PRC statutory reserve funds	515	626	90
Unreserved retained earnings	128,731	125,642	18,047

Total retained earnings	129,246	126,268	18,137

Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax
The changes in accumulated other comprehensive income (loss) by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gains on available-for- sale investments	Total
	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2016	(2,026)	243	(1,783)

Other comprehensive income before reclassification	732	2,574	3,306
Amounts reclassified from accumulated other comprehensive income	71	(999)	(928)

Net current-period other comprehensive income	803	1,575	2,378
Other comprehensive loss attribute to noncontrolling interests and redeemable noncontrolling interests	335	—	335

Balance at December 31, 2017	(888)	1,818	930

Cumulative effect of accounting change *	—	(1,854)	(1,854)
Other comprehensive income before reclassification	114	4,117	4,231
Amounts reclassified from accumulated other comprehensive income	80	(2,171)	(2,091)

Net current-period other comprehensive income	194	92	286
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(1,006)	—	(1,006)

Balance at December 31, 2018	(1,700)	1,910	210

Other comprehensive income (loss) before reclassification	207	1,981	2,188
Amounts reclassified from accumulated other comprehensive income (loss)	(989)	(2,689)	(3,678)
Net current-period other comprehensive income (loss)	(782)	(708)	(1,490)
Other comprehensive loss (income) attribute to noncontrolling interests and redeemable noncontrolling interests	(102)	(1)	(103)
Balance at December 31, 2019	(2,584)	1,201	(1,383)

Balance at December 31, 2019, in US$	(372)	173	(199)

*	Adjustment of net unrealized gains related to
available-for-sale
equity investments from accumulated other comprehensive income to opening retained earnings as a result of the adoption of ASC 321 on January 1, 2018.

Tax Effect Allocated to Each Component of Other Comprehensive Income (loss)
The following table sets forth the tax
benefit (expense
)
allocated to each component of other comprehensive income (loss) for the years ended December 31, 2017, 2018 and 2019:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Unrealized gains on available-for-sale investments
Other comprehensive income (loss) before reclassification	(215)	(409)	(280)	(40)
Amounts reclassified from accumulated other comprehensive income (loss)	163	328	402	58

Net current-period other comprehensive income (loss)	(52)	(81)	122	18